INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET	INTANGIBLE ASSETS, NET
Intangible assets consist of the following:

	December 31,
	2020	2019
Cost:
Technology	$200	$200
Customer relationships	198	198
	398	398
Accumulated depreciation	(365)	(166)
Amortized cost	$33	$232
The amortization expense for the years ended December 31, 2020 and 2019 were $199 and $99, respectively.